Virtus Ceredex Large-Cap Value Equity Fund,

a series of Virtus Asset Trust

Supplement dated November 4, 2021 to the Summary Prospectus and the Virtus Asset Trust

Statutory Prospectus, each dated April 28, 2021, as supplemented

Important Notice to Investors

Effective November 1, 2021, Jennifer W. Graff, CFA, was added as a portfolio manager of Virtus Ceredex Large-Cap Value Equity Fund (the “Fund”).

The following disclosure is hereby added under “Portfolio Management” in the summary prospectus for the Fund, and in the summary section of the Fund’s statutory prospectus:

> Jennifer W. Graff, CFA, Managing Director of Ceredex and Portfolio Manager, has managed the fund since November 2021.

In the Management of the Funds section under “Portfolio Management” on page 141 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “Ceredex” is hereby replaced with the following:

Virtus Ceredex Large-Cap Value Equity Fund	Jennifer W. Graff, CFA (since November 2021) Mills Riddick, CFA (since 1995)

 The portfolio manager biographies under the referenced table are hereby amended by adding the following for Jennifer W. Graff, CFA:

Jennifer W. Graff, CFA. Ms. Graff currently serves as Managing Director of Ceredex. She has worked in investment management since 2001.

All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks remains unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622 Ceredex LCVE Fund PM Changes (11/2021)

Virtus Ceredex Large-Cap Value Equity Fund,

a series of Virtus Asset Trust

Supplement dated November 4, 2021 to the Statement of Additional Information (“SAI”)

dated April 28, 2021, as supplemented

Important Notice to Investors

Effective November 1, 2021, Jennifer W. Graff, CFA, was added as a portfolio manager of Virtus Ceredex Large-Cap Value Equity Fund (the “Fund”).

The disclosure in the table under “Portfolio Managers” beginning on page 113 of the SAI is hereby amended by adding Ms. Graff in the row for the Fund.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table beginning on page 115 of the SAI is hereby amended by adding a row showing the information for Ms. Graff to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
Jennifer W. Graff, CFA*	0	N/A	0	N/A	0	N/A
*	As of September 30, 2021. Ms. Graff became a Portfolio Manager of the Fund effective November 1, 2021.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 117 of the SAI is hereby amended adding a row showing the information for Ms. Graff to reflect the following information and an associated footnote:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Value of Financial Exposure Through Similar Strategies	Total Ownership/ Financial Exposure
Jennifer W. Graff, CFA*	Ceredex Large-Cap Value Equity Fund	None	None	None
*	As of September 30, 2021. Ms. Graff became a Portfolio Manager of the Fund effective November 1, 2021.

Investors should retain this supplement with the SAI for future reference.

VAT 8622 Ceredex LCVE Fund PM Changes (11/2021)